Other Obligations - Summary of Other Obligations (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2000
Disclosure of finance lease and operating lease by lessee [Line Items]
Cash housing subsidies	¥ 2,496	¥ 2,496	¥ 4,142
Minimum lease payments under finance lease	249	720
Less: Future finance charges	(9)	(28)
Present value of minimum obligations	240	692
Representing obligations under finance lease,current liabilities	234	461
Representing obligations under finance lease, non-current liabilities	6	231
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease	243	484
Between 1 and 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease	2	¥ 236
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease	¥ 4